Long-Term Debt (Narrative III) (Details Narrative)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jan. 19, 2021 USD ($)	Mar. 23, 2023 USD ($)	Apr. 05, 2022 USD ($)	May 31, 2021 USD ($)	Jun. 16, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2021 USD ($)	Aug. 26, 2021 USD ($)	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 20, 2021 USD ($)	May 12, 2021 USD ($)	Nov. 27, 2019 USD ($)	Nov. 19, 2019 USD ($)
Sale Leaseback Transaction [Line Items]
Proceeds from Lines of Credit												$ 76,000,000	$ 60,000,000	$ 744,506,000
Line of Credit Facility, Interest Rate Description												1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate												0.64%
Repayments of Debt												$ (0)	$ 276,671,000	$ 152,862,000
8.00% Senior Unsecured Notes Due 2024 [Member]
Sale Leaseback Transaction [Line Items]
Debt Instrument, Face Amount																	$ 4,125,000	$ 27,500,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Maturity Date												Dec. 31, 2024
Debt Instrument, Date of First Required Payment												Feb. 29, 2020
Notes Payable, Fair Value Disclosure			$ 89,020,000									$ 0
8.00% Senior Unsecured Notes Due 2024 [Member] | Twelve Vessels [Member]
Sale Leaseback Transaction [Line Items]
Aggregate purchase price								$ 233,890,000
Net proceeds from issuance												$ 35,000,000
$236.2 Million Senior secured loan facility with Hayfin Management, LLP [Member]
Sale Leaseback Transaction [Line Items]
Description of Scope												The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021
Proceeds from Lines of Credit	$ 236,200,000
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Interest Rate Description												LIBOR
Debt Instrument, Basis Spread on Variable Rate												7.00%
Issuance date of debt instrument												January 7, 2021
Maturity date												January 2026
Repayment installments												20
Line of Credit Facility, Periodic Payment												$ 6,560,000
Line of Credit Facility, Collateral												The New Hayfin Credit Facility was secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary.
Repayments of Debt					$ 197,569,000	$ 5,831,000
Fees on repayments of debt					$ 11,229,000
Long-Term Debt, Gross												$ 0
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Sale Leaseback Transaction [Line Items]
Description of Scope												to finance the acquisition of the Twelve Vessels
Proceeds from Lines of Credit							$ 140,000,000	$ 140,000,000
Line of Credit Facility, Interest Rate Description												SOFR
Debt Instrument, Basis Spread on Variable Rate												3.25%
Issuance date of debt instrument												July 6, 2021
Maturity date												July 2026
Repayments of Debt		$ 2,838,000
Long-Term Debt, Gross												$ 73,283,000
On or after December 31, 2021 and prior to December 31, 2022 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Sale Leaseback Transaction [Line Items]
Debt Instrument, Redemption Price, Percentage												102.00%
On or after December 31, 2022 and prior to December 31, 2023 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Sale Leaseback Transaction [Line Items]
Debt Instrument, Redemption Price, Percentage												101.00%
On or after December 31, 2023 and prior to maturity [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Sale Leaseback Transaction [Line Items]
Debt Instrument, Redemption Price, Percentage												100.00%
Redeemed Notes [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Sale Leaseback Transaction [Line Items]
Debt Instrument, Redemption Price, Percentage			102.00%
Debt Instrument, Repurchased Face Amount			$ 28,500,000
Loss of partial redemption amount												$ 2,350,000
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												August 26, 2021
Number of sale and leaseback agreements									4
Outstanding balance									$ 30,000,000			$ 64,438,000
Description of Scope												to finance the acquisition of the Four Vessels
Proceeds from Lines of Credit										$ 30,000,000	$ 90,000,000
Purchase Obligation												$ 7,000,000
Finance Lease Liability Maturity Date												three vessels mature in September 2027 and for the fourth vessel in October 2027
Line of Credit Facility, Interest Rate Description												SOFR
Debt Instrument, Basis Spread on Variable Rate												3.25%
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | First Twelve Quarterly Installments [Member]
Sale Leaseback Transaction [Line Items]
Line of Credit Facility, Number of Repayment Installments												12
Line of Credit Facility, Frequency of Payments												quarterly
Sale Leaseback Transaction, Quarterly Rental Payments												$ 1,587,500
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Next Twelve Quarterly Installments [Member]
Sale Leaseback Transaction [Line Items]
Line of Credit Facility, Number of Repayment Installments												12
Line of Credit Facility, Frequency of Payments												quarterly
Sale Leaseback Transaction, Quarterly Rental Payments												$ 329,200
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												May 20, 2021
Outstanding balance												$ 36,018,000			$ 54,000,000
Description of Scope												to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624
Proceeds from Lines of Credit				$ 54,000,000
Purchase Obligation												$ 19,980,000
Finance Lease Liability Maturity Date												May 2028
Line of Credit Facility, Interest Rate Description												SOFR
Debt Instrument, Basis Spread on Variable Rate												3.25%
Aggregate purchase price				75,000,000
Advance hire				21,000,000
$54.0 Million Sale and Leaseback agreement - CMBFL [Member] | Eight Installments [Member]
Sale Leaseback Transaction [Line Items]
Line of Credit Facility, Number of Repayment Installments												8
Line of Credit Facility, Frequency of Payments												quarterly
Sale Leaseback Transaction, Quarterly Rental Payments												$ 2,025,000
$54.0 Million Sale and Leaseback agreement - CMBFL [Member] | Twenty Installments [Member]
Sale Leaseback Transaction [Line Items]
Line of Credit Facility, Number of Repayment Installments												20
Line of Credit Facility, Frequency of Payments												quarterly
Sale Leaseback Transaction, Quarterly Rental Payments												$ 891,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												May 12, 2021
Outstanding balance												$ 6,796,000				$ 14,735,000
Description of Scope												to finance the acquisition of GSL Violetta delivered in April 2021
Purchase Obligation												$ 950,000
Finance Lease Liability Maturity Date												February 2026
Line of Credit Facility, Interest Rate Description												SOFR
Debt Instrument, Basis Spread on Variable Rate												4.64%
Sale Leaseback Transaction, Net Proceeds, Financing Activities				$ 14,735,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member] | Fifteen Installments [Member]
Sale Leaseback Transaction [Line Items]
Line of Credit Facility, Number of Repayment Installments												15
Line of Credit Facility, Frequency of Payments												quarterly
Sale Leaseback Transaction, Quarterly Rental Payments												$ 793,870
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member] | Four Installments [Member]
Sale Leaseback Transaction [Line Items]
Line of Credit Facility, Number of Repayment Installments												4
Line of Credit Facility, Frequency of Payments												quarterly
Sale Leaseback Transaction, Quarterly Rental Payments												$ 469,120